Right-of-use assets and lease liabilities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets And Lease Liabilities
Balance at the beginning of the year	$ 95,899	$ 77,405
New contracts	50,011	64,955
Disposals and write-offs		(4,853)
Payments of lease liabilities	(43,616)	(32,056)	$ (15,170)
Contract renegotiation	7,919
Interest paid on lease liabilities	(9,807)	(11,645)	(6,086)
Remeasurement	4,285	144
Interest accrued	9,989	13,517
Foreign exchange effect	2,709	(11,568)
Effect of new subsidiary acquisition	3,745
Balance at the end of the year	121,134	95,899	$ 77,405
Current liabilities	45,516	32,747
Non-current liabilities	$ 75,618	$ 63,152